Right of use assets (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Aug. 25, 2021	Dec. 31, 2021
Building Lease Agreement [Member]
IfrsStatementLineItems [Line Items]
Modification of building lease	$ 109	$ 259